Cover	Aug. 26, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119466
Document Period End Date	Aug. 26, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2620
Dividend Strength Portfolio Series 63 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in dividend-paying securities. The trust consists of a portfolio of dividend-paying equity securities that have historically increased their dividends. The sponsor believes that dividends are often a good indicator of a corporation’s current financial condition and furthermore, may signal management’s belief in a profitable future for the corporation. The U.S.-traded common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies. The trust may invest in the common stock of real estate investment companies and in issuers of any market capitalization.
Large Cap Core Portfolio Series 50 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in U.S.-listed stocks of large-capitalization companies. The trust includes stocks from all sectors of the U.S. economy. The U.S.-listed common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies. The trust may also invest in real estate investment trusts. The sponsor selects stocks that it believes have the potential to achieve the trust’s investment objective. As a result of this strategy, the trust is concentrated in the information technology sector.